Biotricity, Inc. - Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015
Cash flow from operating activities:
Net loss	$ (1,797,610)	$ (1,269,151)	$ (7,809,291)	$ (7,280,831)	$ (4,648,598)	$ (5,185,852)
Adjustments to reconcile net loss to net cash used in operations
Stock based compensation	221,078		626,136	405,058	984,283	2,257,953
Issuance of shares for services	212,880		1,018,210	805,329
Issuance of warrants for services	402,206		876,438	474,232	672,749
Accretion expense and day one derivative loss	276,375	73,572	1,177,674	974,871	133,447	59,875
Change in fair value of derivative liabilities	(25,006)	618,959	689,447	1,333,412	614,933	(4,026)
Fair value of warrants issued						672,749
Changes in operating assets and liabilities:
Harmonized sales tax recoverable	9,232	9,483	28,614	27,841	46,603	25,437
Deposits and other receivables	(10,761)	21,656	35,909	38,267	(37,032)	(77,740)
Accounts payable and accrued liabilities	(374,855)	(6,030)	(392,002)	838,182	423,468	287,629
Net Cash used in operating activities	(1,086,461)	(551,511)	(3,748,865)	(2,383,639)	(1,810,147)	(1,963,975)
Cash flows from financing activities:
Issuance of shares	1,237,923		1,237,923
Proceeds from exercise of warrants			105,500	105,500	471,817	707,196
Proceeds from issuance of convertible notes, net of issuance costs	225,000	175,000	2,455,000	2,074,700	1,464,149	1,289,149
Proceeds from issuance of stock options					283	283
Due to shareholders	23,179	50,724	169,081		50,724
Net Cash provided by financing activities	1,486,102	225,724	3,967,504	2,180,200	1,986,973	1,996,628
Effect of foreign currency translation	4,568	(31,171)	152,586	(186,503)	(258,478)	(70,651)
Net increase (decrease) in cash during the period	399,641	(325,787)	218,639	(203,439)	176,826	32,653
Cash, beginning of period	20,659	410,601	53,643	410,601	135,295	448,599
Cash, end of period	$ 424,868	$ 53,643	$ 424,868	$ 20,659	$ 53,643	$ 410,601